Interim Condensed Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Expenses
Research and development expenses	$ 10,995,563	$ 3,407,511
Tax credits	(151,038)	(49,626)
Research and development expense, net	10,844,525	3,357,885
General and administrative expenses	2,857,238	1,668,292
Interest income	(551,758)	(80,997)
Financial expenses	40,266	36,347,084
Net loss before income taxes	13,190,271	41,292,264
Income tax expense	40,966	44,363
Net loss and comprehensive loss	$ (13,231,237)	$ (41,336,627)
Basic and diluted loss per share (in dollars per share)	$ (0.42)	$ (17.48)
Weighted average number of outstanding basic and diluted shares (in shares)	31,717,584	2,364,195